Business Combination (Tables)	12 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
Schedule of discounted cash flow method after considering a discount
Net liabilities acquired	$(11,544)

Goodwill	162,832
Non-controlling interests	(76,244)
Total	75,044

Purchase price – cash consideration	$75,044

Schedule of business combination statment of operation
2021 Summary Statement of Operations	HAPPINESS BIOTECH GROUP LIMITED	DAJI	Combined

Revenue	$71,433,130	$175,425	$71,608,555

Net Income (Loss)	$683,926	$(2,333)	$681,593

Net Income (Loss) per ordinary share - basic and diluted	$0.03		$0.03

Weighted average ordinary shares - basic and diluted	26,160,270		26,160,270
2020 Summary Statement of Operations	HAPPINESS BIOTECH GROUP LIMITED	DAJI	Combined

Revenue	$65,061,953	$7,429	$65,069,382

Net Income (Loss)	$12,688,035	$(21)	$12,688,014

Net Income (Loss) per ordinary share - basic and diluted	$0.53		$0.53

Weighted average ordinary shares - basic and diluted	23,843,836		23,843,836